Intangibles and Other Assets (Detail) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortizable intangible assets:
Amortizable intangible assets, net	$ 6,460,000	$ 7,146,000	$ 8,211,000
Other assets:
Financing costs, net	35,248,000	24,093,000	24,800,000
Deferred major repair	14,769,000	12,294,000	12,009,000
Deferred software cost, net		725,000	414,000
Replacement parts, net	3,069,000	4,257,000	4,535,000
Loan to affiliate	23,305,000	23,305,000	23,305,000
Restricted cash	2,972,000	3,560,000	27,399,000
Other		6,097,000	5,204,000
Other	6,963,000	6,822,000
Total other assets	86,326,000	74,331,000	97,666,000
Intangibles and other assets	110,902,000	102,950,000	127,350,000
Customer Relationships
Amortizable intangible assets:
Amortizable intangible assets, net	6,020,000	6,620,000	7,570,000
Patents
Amortizable intangible assets:
Amortizable intangible assets, net	440,000	526,000	641,000
Trademarks
Unamortizable intangible assets:
Unamortizable intangible assets	$ 18,116,000	$ 21,473,000	$ 21,473,000